Group Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Intangible assets	£ 124,013	£ 117,785
Property, plant and equipment	5,166	4,882
Investments in associates and joint ventures	1,737
Retirement benefit assets	1,147
Deferred tax assets	344	333
Trade and other receivables	685	756
Investments held at fair value	39
Derivative financial instruments	556	590
Total non-current assets	133,687
Inventories	6,029	5,864
Income tax receivable	74
Trade and other receivables	3,588	4,053
Investments held at fair value	178
Derivative financial instruments	179	228
Cash and cash equivalents	2,602	3,291
Total current assets other than non-current assets classified as held for sale	12,650
Assets classified as held-for-sale	5
Total current assets	12,655
Total assets	146,342
Equity – capital and reserves
Share capital	614
Share premium, capital redemption and merger reserves	26,606
Other reserves	(333)
Retained earnings	38,557
Owners of the parent	65,444
Non-controlling interests	244
Total equity	65,688	60,981
Liabilities
Borrowings	43,284
Retirement benefit liabilities	1,665	1,821
Deferred tax liabilities	17,776	17,129
Other provisions for liabilities	331
Trade and other payables	1,055
Derivative financial instruments	214	79
Total non-current liabilities	64,325
Borrowings	4,225
Income tax payable	853
Other provisions for liabilities	318
Trade and other payables	10,631
Derivative financial instruments	302	155
Total current liabilities	16,329
Total equity and liabilities	£ 146,342
Restatement Adjustments
Assets
Intangible assets		117,785
Property, plant and equipment		4,882
Investments in associates and joint ventures		1,577
Retirement benefit assets		1,123
Deferred tax assets		333
Trade and other receivables		756
Investments held at fair value		42
Derivative financial instruments		590
Total non-current assets		127,088
Inventories		5,864
Income tax receivable		460
Trade and other receivables		4,053
Investments held at fair value		65
Derivative financial instruments		228
Cash and cash equivalents		3,291
Total current assets other than non-current assets classified as held for sale		13,961
Assets classified as held-for-sale		5
Total current assets		13,966
Total assets		141,054
Equity – capital and reserves
Share capital		614
Share premium, capital redemption and merger reserves		26,602
Other reserves		(3,392)
Retained earnings		36,935
Owners of the parent		60,759
Non-controlling interests		222
Total equity		60,981
Liabilities
Borrowings		44,027
Retirement benefit liabilities		1,821
Deferred tax liabilities		17,129
Other provisions for liabilities		354
Trade and other payables		1,058
Derivative financial instruments		79
Total non-current liabilities		64,468
Borrowings		5,423
Income tax payable		720
Other provisions for liabilities		399
Trade and other payables		8,908
Derivative financial instruments		155
Total current liabilities		15,605
Total equity and liabilities		£ 141,054